Alternative Credit Income Fund	Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
BANK LOANS (58.32%)(a)(b)
Communication Services (2.72%)
Next Flight Ventures, Delayed Draw Term Loan(c)(d)(e)	14.59%	3M SOFR + 10.00%	12/26/2025	$1,028,931	$973,295
Next Flight Ventures, First Lien Term Loan(c)(d)	14.56%	14.56% PIK	12/26/2025	4,783,415	4,568,161
					5,541,456
Consumer Discretionary (4.23%)
Arrow Purchaser, Inc., First Lien Initial Term Loan(c)	11.19%	1M SOFR + 6.75%, 1.00% Floor	04/15/2026	2,020,833	1,998,806
Lucky Bucks Holdings LLC, Subordinated Note(c)(f)	–%	3M SOFR + 4.75%, 0.75% Floor	05/29/2028	10,013,460	1,938,606
Needle Holdings LLC, First Lien Term Loan(c)(f)	–%	1M SOFR + 9.50%	06/22/2027	529,175	140,231
PMP OPCO, LLC, Delayed Draw Term Loan(c)(e)(g)	–%	1M SOFR + 8.50%, 2.00% Floor	05/31/2029	–	(38,053)
PMP OPCO, LLC, First Lien Term Loan(c)(g)	12.83%	1M SOFR + 8.50%, 2.00% Floor	05/31/2029	1,252,969	1,183,930
PMP OPCO, LLC, Revolver(c)(e)(g)	–%	1M SOFR + 8.50%, 2.00% Floor	05/31/2029	–	(7,748)
Riddell Inc., Delayed Draw Term Loan(c)(e)(g)	–%	1M SOFR + 6.00%, 1.00% Floor	03/29/2029	–	(1,345)
Riddell Inc., First Lien Term Loan(c)(g)	10.31%	1M SOFR + 6.00%, 1.00% Floor	03/29/2029	3,429,578	3,416,889
					8,631,316
Consumer Staples (7.35%)
8th Avenue Food & Provisions, Inc., Second Lien Term Loan(c)	14.15%	PRIME + 6.65%	10/01/2026	2,500,000	2,501,250
BrightPet, First Lien Term Loan(c)(d)	11.43%	3M SOFR + 4.00%, 3.00% PIK, 1.00% Floor	10/06/2026	1,882,150	1,857,117
BrightPet, Revolver(c)(d)	11.43%	3M SOFR + 4.00%, 3.00% PIK, 1.00% Floor	10/06/2026	512,275	505,461
Florida Food Products LLC, Second Lien Term Loan(c)	12.56%	3M SOFR + 8.00%, 0.75% Floor	10/08/2029	5,652,174	3,681,261
Middle West Spirits Holdings, LLC, First Lien Term Loan(c)	10.53%	3M SOFR + 6.25%	04/23/2030	1,920,139	1,881,096
Middle West Spirits Holdings, LLC, Revolver(c)(e)	–%	3M SOFR + 6.25%	04/23/2030	–	–
Phillips Feed Service, Inc., First Lien Term Loan(c)	11.43%	1M SOFR + 7.00%	12/31/2026	5,250,000	4,555,425
					14,981,610
Financials (9.05%)
BetaNXT, Inc., First Lien Term Loan(c)	10.05%	3M SOFR + 5.75%	07/01/2029	2,328,106	2,242,897
Cor Leonis Limited, Revolver(c)(e)	11.55%	3M SOFR + 7.25%, 1.50% Floor	05/15/2028	2,784,634	2,784,634
DeltaDx Limited, LP - Barri/Dolex(c)(d)	15.00%	15.00% PIK	06/14/2028	358,369	358,369
Hunter Point Capital Structured Notes Issuer, LLC, Subordinated Delayed Draw Notes(c)(e)	N/A	N/A	07/15/2052	2,729,679	3,626,377
Money Transfer Acquisition Inc., First Lien Term Loan(c)	12.68%	1M SOFR + 8.25%, 1.00% Floor	12/14/2027	5,926,255	5,804,767
PocketWatch, Inc., First Lien Term Loan(c)	16.00%	N/A	07/15/2027	1,208,897	1,208,897
SouthStreet Securities Holdings, Inc., First Lien Term Loan(c)	9.00%	N/A	09/20/2027	2,700,000	2,409,750
					18,435,691
Health Care (8.22%)
American Academy Holdings, LLC, Delayed Draw Term Loan(c)(d)	14.19%	1M SOFR + 4.50%, 5.25% PIK, 1.00% Floor	06/30/2027	411,598	435,265
American Academy Holdings, LLC, First Lien Term Loan(c)(d)	14.19%	1M SOFR + 4.50%, 5.25% PIK, 1.00% Floor	06/30/2027	2,074,454	2,193,735
American Academy Holdings, LLC, Second Lien Term Loan(c)(d)	14.50%	14.50% PIK	03/01/2028	4,549,439	4,481,198
PhyNet Dermatology LLC, Delayed Draw Term Loan(c)(e)	–%	3M SOFR + 6.50%, 1.00% Floor	10/20/2029	–	5,172
PhyNet Dermatology LLC, First Lien Term Loan(c)	10.77%	3M SOFR + 6.50%, 1.00% Floor	10/20/2029	1,931,194	1,911,882
Upstream Rehabilitation, Inc., Second Lien Term Loan(c)	12.88%	3M SOFR + 8.50%	11/22/2027	7,500,000	5,067,188
VBC Spine Opco LLC (DxTX Pain and Spine LLC), Delayed Draw Term Loan(c)	12.46%	1M SOFR + 8.00%, 2.00% Floor	06/14/2028	617,960	617,960
VBC Spine Opco LLC (DxTX Pain and Spine LLC), First Lien Term Loan(c)	12.46%	1M SOFR + 8.00%, 2.00% Floor	06/14/2028	1,886,115	1,886,115
VBC Spine Opco LLC (DxTX Pain and Spine LLC), Revolver(c)(e)	12.46%	1M SOFR + 8.00%, 2.00% Floor	06/14/2028	161,291	161,290
					16,759,805
Industrials (6.49%)
Epic Staffing Group, First Lien Term Loan(c)	10.29%	3M SOFR + 6.00%, 0.50% Floor	06/28/2029	1,944,185	1,754,627
Marvel APS, (Autorola Group Holding A/S), Delayed Draw Term Loan(c)(d)(h)	10.00%	10.00% PIK	12/21/2027	3,536,970	4,640,521
Material Handling Systems, Inc., First Lien Term Loan(c)	9.72%	3M SOFR + 5.50%, 0.50% Floor	06/08/2029	1,882,436	1,493,167
Newbury Franklin Industrials, LLC, Delayed Draw Term Loan(c)(e)	–%	3M SOFR + 7.00%, 2.00% Floor	12/11/2029	–	(7,697)
Newbury Franklin Industrials, LLC, First Lien Term Loan(c)	11.18%	3M SOFR + 7.00%, 2.00% Floor	12/11/2029	3,993,092	3,912,032

Alternative Credit Income Fund	Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal Value
VORTEX OPCO, LLC, First Lien Term Loan (First Out)(c)	10.55%	3M SOFR + 6.25%, 0.50% Floor	04/30/2030	$720,000	$723,600
VORTEX OPCO, LLC, First Lien Term Loan (Second Out)(c)(f)	–%	3M SOFR + 4.25%, 0.50% Floor	12/15/2028	1,575,926	713,894
					13,230,144
Information Technology (20.26%)
Accurate Background, LLC, First Lien Term Loan(c)	10.56%	3M SOFR + 6.00%, 1.00% Floor	03/26/2029	4,344,537	4,344,537
Ancile Solutions, Inc., First Lien Term Loan(c)	14.57%	3M SOFR + 10.00%, 1.00% Floor	06/11/2026	3,316,557	3,316,557
Colonnade Intermediate, LLC, Delayed Draw Term Loan(c)(f)	–%	1M SOFR + 7.00%, 1.00% Floor	09/30/2026	1,701,616	1,180,751
Colonnade Intermediate, LLC, First Lien Term Loan(c)(f)	–%	1M SOFR + 7.00%, 1.00% Floor	09/30/2026	1,780,406	1,235,424
DCert Buyer, Inc. First Amendment Term Loan Refinancing, Second Lien Term Loan(c)	11.33%	1M SOFR + 7.00%	02/16/2029	3,600,000	3,163,500
Diamanti, Inc., Subordinated Note(c)(d)	15.00%	15.00% PIK	02/28/2025	4,420,200	4,472,358
Dun & Bradstreet Holdings, Inc., First Lien Term Loan(c)	9.84%	3M SOFR + 5.25%	05/21/2032	1,696,690	1,681,473
Dun & Bradstreet Holdings, Inc., Revolver(c)(e)	–%	3M SOFR + 5.25%	05/21/2032	–	–
Fulcrum US Holdings, Inc., Revolver(c)	13.50%	PRIME + 6.00%	07/15/2025	4,000,000	4,000,000
Ivanti Security Holdings LLC, NewCo First Lien Term Loan(c)	10.02%	3M SOFR + 5.75%, 2.00% Floor	06/01/2029	296,060	305,312
Ivanti Software, Inc., Second Lien Initial Term Loan(c)	11.78%	3M SOFR + 7.25%, 0.50% Floor	06/01/2029	4,040,000	2,326,353
Kofax, Inc., Second Lien Term Loan(c)	12.03%	3M SOFR + 7.75%, 0.50% Floor	07/20/2030	4,000,000	3,620,000
Phoenix Finance, Inc., First Lien Term Loan(c)	13.30%	3M SOFR + 9.00%, 1.00% Floor	08/14/2028	858,118	833,661
Phoenix Finance, Inc., Second Lien Term Loan(c)	11.95%	3M SOFR + 7.50%, 1.00% Floor	08/14/2028	1,495,652	1,344,591
Precisely Software Incorporated, Second Lien Term Loan(c)	11.79%	3M SOFR + 7.25%, 0.75% Floor	04/23/2029	3,000,000	2,794,380
Spectrio, Delayed Draw Term Loan(c)(d)	10.33%	3M SOFR + 3.50%, 2.50% PIK, 1.00% Floor	12/09/2026	1,176,169	1,071,843
Spectrio, First Lien Term Loan(c)(d)	10.33%	3M SOFR + 3.50%, 2.50% PIK, 1.00% Floor	12/09/2026	2,819,745	2,569,634
VTX Intermediate Holdings, Inc., First Lien Term Loan(c)(d)	11.58%	1M SOFR + 7.00%, 1.00% PIK, 2.00% Floor	12/12/2029	1,150,390	1,141,762
VTX Intermediate Holdings, Inc., Second Lien Term Loan(c)(d)	12.50%	12.50% PIK	12/12/2030	1,926,406	1,875,934
					41,278,070
TOTAL BANK LOANS
(Cost 133,443,859)					118,858,092

	Shares	Value
COMMON EQUITY (5.73%)(b)
Communication Services (0.07%)
Next Flight Ventures(c)(i)	88	24,634
NFV Co-Pilot, Inc.(c)(i)	441	123,447
		148,081
Consumer Discretionary (0.50%)
CEC Entertainment, Inc.(i)	79,564	1,014,441
JoAnn Inc.(c)(i)	1,570,371	–
		1,014,441
Consumer Staples (0.00%)
Middle West Spirits Holdings, LLC, Common Stock(c)(i)	34	5,403

Diversified (1.19%)
CION Investment Corp.	120,800	1,156,056
Portman Ridge Finance Corp.(g)	25,504	319,310
WhiteHorse Finance, Inc.	107,328	935,900
		2,411,266
Financials (1.23%)
AIP Capital, LLC(c)(i)(j)	30	12,368
Aperture Dodge 18 LLC(c)(i)	2,054,689	1,657,404

Alternative Credit Income Fund	Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

				Shares	Value
COMMON EQUITY (5.73%)(b) (continued)
Financials (1.23%) (continued)
Franklin BSP Capital Corp.(c)				60,385	$843,480
					2,513,252
Health Care (0.24%)
American Academy Holdings. Inc., Common Units(c)(i)(j)				0.05	266,783
DxTx Pain and Spine LLC, Common Units(c)(i)(j)				98,854	232,167
					498,950
Industrials (0.55%)
GreenPark Infrastructure, LLC Series M-1(c)(g)(i)(j)				2,565	878,444
Incora Top Holdco LLC(c)(i)				5,350	93,625
Phoenix Aviation Capital LLC, Common Stock(c)(i)(j)				1.26	137,241
					1,109,310
Information Technology (0.01%)
VTX Holdings, LLC(c)(i)				932,474	22,191

Real Estate (1.94%)
Copper Property CTL Pass Through Trust(j)				319,520	3,958,853

TOTAL COMMON EQUITY
(Cost $16,749,475)					11,681,747

ASSET BACKED SECURITIES (3.64%)(a)(b)
Financials (3.64%)
Canyon Capital CLO 2014-1, Ltd., Class ER(f)(k)	–%	3M SOFR + 7.70%	01/30/2031	1,000,000	598,381
JMP Credit Advisors CLO IV, Ltd.(c)(f)	–%	N/A	07/17/2029	4,836,540	159,606
JMP Credit Advisors CLO V, Ltd.(c)(f)	–%	N/A	07/17/2030	4,486,426	222,975
Mount Logan Funding 2018-1 LP(c)(g)(k)	22.14%	N/A	01/22/2033	7,798,575	4,319,631
Octagon Investment Partners 36, Ltd., Class F(k)	12.31%	3M SOFR + 7.75%	04/15/2031	1,000,000	711,453
Octagon Investment Partners XIV, Ltd., Class ER(f)(k)	–%	3M SOFR + 8.35%	07/15/2029	2,132,000	591,916
Saranac CLO VII, Ltd., Class ER(f)(k)	–%	3M SOFR + 6.72%	11/20/2029	508,648	64,799
Tralee CLO II, Ltd., Class ER(k)	12.40%	3M SOFR + 7.85%	07/20/2029	1,000,000	739,372
Tralee CLO II, Ltd., Class FR(f)(k)	–%	3M SOFR + 8.35%	07/20/2029	1,000,000	139
					7,408,272
TOTAL ASSET BACKED SECURITIES
(Cost $14,650,266)					7,408,272

CORPORATE BONDS (2.23%)(a)(b)
Communications (0.98%)
Spanish Broadcasting System, Inc.(k)	9.75%	N/A	03/01/2026	3,000,000	1,983,750

Consumer Discretionary (–%)
Monitronics - Escrow(c)	–%	N/A	12/31/2049	2,650,000	–

Financials (1.00%)
EJF CRT 2024-R1 LLC, Class R1(c)	12.12%	1M CMTR + 7.75%	12/17/2055	2,044,771	2,044,771

Industrials (0.25%)
VORTEX OPCO, LLC(f)(k)	–%	8.00%	04/30/2030	3,135,000	517,275

TOTAL CORPORATE BONDS
(Cost $6,060,911)					4,545,796

Alternative Credit Income Fund	Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

				Shares	Value
EQUIPMENT FINANCING (0.50%)
Financials (0.50%)
White Oak Equipment Finance 1, LLC(b)(c)(j)	10.75%	N/A	01/01/2027	1,027,216	1,027,216
TOTAL EQUIPMENT FINANCING
(Cost $1,027,216)					1,027,216

	Shares	Value
INTERVAL FUND (2.07%)(b)
Diversified (2.07%)
Opportunistic Credit Interval Fund(g)	362,837	4,212,534

TOTAL INTERVAL FUND
(Cost $4,368,554)		4,212,534

	Shares	Value
JOINT VENTURE (0.16%)(b)
Joint Venture (0.16%)
Great Lakes Funding II LLC, Series A(e)(g)(l)(m)	358,236	333,517

TOTAL JOINT VENTURE
(Cost $358,236)		333,517

		Shares	Value
PREFERRED STOCK (4.26%)(b)
Consumer Discretionary (3.73%)
EBSC Holdings LLC (Riddell, Inc.), Preferred(c)(d)(g)	10.00% PIK	1,131,030	1,292,202
Pennfoster(c)(d)	3M SOFR + 10.75%	6,106,591	6,106,591
Princeton Medspa Partners, LLC, Preferred(c)(d)(g)(j)	12.50% PIK	282,746	201,801
			7,600,594
Consumer Staples (0.17%)
Middle West Spirits Holdings, LLC, Preferred(c)(d)	10.00% PIK	350,000	344,480

Health Care (0.08%)
American Academy Holdings. Inc., Preferred(c)(d)(j)	18.00%	90,970	163,378

Industrials (0.28%) GreenPark Infrastructure, LLC Series A(c)(g)(i)(j)		400	200,000
Phoenix Aviation Capital LLC, Preferred(c)(d)(j)	7.00% PIK	432,930	363,661
			563,661
TOTAL PREFERRED STOCK
(Cost $8,319,690)			8,672,113

	Shares	Value
PRIVATE INVESTMENT FUNDS (17.53%)(b)
BlackRock Global Credit Opportunities Fund, LP(e)(l)(n)		7,646,539
CVC European Mid-Market Solutions Fund(e)(l)(n)		1,271,213
EJF Financial Debt Strategies Fund LP(l)		807,179
GSO Credit Alpha Fund II LP(e)(l)(n)		2,034,489
Monroe Capital Private Credit Fund III LP(e)(l)(n)		4,785,020
Pelham S2K SBIC II, L.P.(e)(l)(n)		510,156
Tree Line Credit Strategies LP(l)(n)		18,679,166

TOTAL PRIVATE INVESTMENT FUNDS
(Cost $37,651,430)		35,733,762

Alternative Credit Income Fund	Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Value
WARRANTS (0.21%)(b)
Consumer Discretionary (0.01%)
CEC Entertainment, Inc., Warrants	237,941	13,087
Diamanti, Inc., Class A(c)	146,413	–
		13,087
Financials (0.20%)
SouthStreet Securities Holdings, Inc., Warrants(c)	3,400	399,330

Information Technology (0.00%)
Princeton Medspa Partners, LLC, Warrants(c)(g)(j)	0.09	7,355

TOTAL WARRANTS
(Cost $390,456)		419,772

SHORT-TERM INVESTMENT (7.24%)
Money Market Funds (7.24%)
US BANK MMDA - USBGFS 9, 0.04(b)(o)	14,745,328	14,745,328

TOTAL SHORT-TERM INVESTMENT
(Cost $14,745,328)		14,745,328

	Number of
	Contracts	Value
DERIVATIVES (–%)(b)
Consumer Discretionary (–%)
Princeton Medspa Partners, LLC, Put Option(c)(g)(j)	250,000	–

TOTAL DERIVATIVES
(Cost $–)		–

INVESTMENTS, AT VALUE (101.89%)
(Cost $237,765,421)		207,638,149

Liabilities In Excess Of Other Assets (-1.89%)		(3,852,606)

NET ASSETS (100.00%)		$203,785,543

Investment Abbreviations:
SOFR - Secured Overnight Financing Rate

PIK - Payment in-Kind

CMTR - Constant Maturity Treasury Rate

Reference Rates:
1M CMTR - 1 Month Constant Maturity Treasury Rate was 4.18%

1M SOFR - 1 Month US SOFR as of June 30, 2025 was 4.32%.

3M SOFR - 3 Month US SOFR as of June 30, 2025 was 4.34%.

6M SOFR - 6 Month US SOFR as of June 30, 2025 was 4.22%.

PRIME - US Prime Rate as of June 30, 2025 was 7.50%

(a)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b)	These investments are pledged to secure the Fund’s debt obligations.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(d)	Payment in-kind security which may pay interest in additional par.
(e)	All or a portion of this commitment was unfunded as of June 30, 2025.
(f)	Non-accrual investment.
(g)	Affiliate company.
(h)	Principal balance denominated in euros.
(i)	Non-income producing security.

Alternative Credit Income Fund	Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

(j)	Investment is held through ACIF Master Blocker, LLC, wholly-owned subsidiary.
(k)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the aggregate market value of those securities was $9,526,716, representing 4.67% of net assets.
(l)	Restricted security.
(m)	During the three month period ended June 30, 2025, the Fund invested $0 in Great Lakes Funding II, LLC - Series A units, received a return of capital distribution of $49,815, and reported change in unrealized depreciation of $24,719 on Great Lakes Funding II, LLC - Series A units. Additionally, Great Lakes Funding II LLC - Series A declared distributions of $12,131, during the three month period ended June 30, 2025.
(n)	Investment is held through CIF Investments LLC, a wholly-owned subsidiary.
(o)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2025.

Securities determined to be restricted under the procedures approved by the Fund's Board of Trustees are as follows.

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
03/31/2018 - 06/30/2025	BlackRock Global Credit Opportunities Fund, LP	$9,158,434	$7,646,539	3.74%
09/30/2017 - 09/30/2021	CVC European Mid-Market Solutions Fund	2,911,406	1,271,213	0.62%
06/30/2024 - 09/30/2024	EJF Financial Debt Strategies Fund LP	750,000	807,179	0.40%
08/05/2022 - 12/31/2024	Great Lakes Funding II LLC, Series A	358,236	333,517	0.16%
06/30/2018 - 03/31/2021	GSO Credit Alpha Fund II LP	875,997	2,034,489	1.00%
09/30/2018 - 12/31/2020	Monroe Capital Private Credit Fund III LP	4,442,922	4,785,020	2.35%
11/14/2022 - 06/30/2025	Pelham S2K SBIC II, L.P.	512,671	510,156	0.25%
12/31/2017 - 06/30/2019	Tree Line Credit Strategies LP	19,000,000	18,679,166	9.17%
	Total	$38,009,666	$36,067,279	17.69%

Additional information on investments in private investment funds and unfunded commitments:

Security	Value	Redemption Frequency	Redemption Notice(Days)	Unfunded Commitments as of June 30, 2025
BlackRock Global Credit Opportunities Fund, LP(a)	$7,646,539	N/A	N/A	$3,259,801
CVC European Mid-Market Solutions Fund(b)	1,271,213	N/A	N/A	206,342
EJF Financial Debt Strategies Fund LP	807,179	N/A	N/A	N/A
Great Lakes Funding II LLC, Series A(a)	333,517	N/A	N/A	136,503
GSO Credit Alpha Fund II LP(a)	2,034,489	N/A	N/A	7,382,124
Monroe Capital Private Credit Fund III LP(b)	4,785,020	N/A	N/A	1,498,740
Pelham S2K SBIC II, L.P.	510,156	N/A	N/A	1,487,329
Tree Line Credit Strategies LP	18,679,166	Quarterly	90	N/A
Total	$36,067,279			$13,970,839

Unfunded Commitments:

Security	Value	Maturity	Unfunded Commitment
Cor Leonis Limited, Revolver	$2,784,634	05/15/2028	$312,492
Dun & Bradstreet Holdings, Inc., Revolver	–	05/21/2032	169,669
Hunter Point Capital Structured Notes Issuer, LLC, Subordinated Delayed Draw Notes	3,626,377	07/15/2052	2,965,027
Middle West Spirits Holdings, LLC, Revolver	–	04/23/2030	555,556
Newbury Franklin Industrials, LLC, Delayed Draw Term Loan	(7,697)	12/11/2029	986,842
Next Flight Ventures, Delayed Draw Term Loan	973,295	12/26/2025	266,700
PhyNet Dermatology LLC, Delayed Draw Term Loan	5,172	10/20/2029	1,034,483
PMP OPCO, LLC, Delayed Draw Term Loan	(38,053)	05/31/2029	843,750
PMP OPCO, LLC, Revolver	(7,748)	05/31/2029	140,625
Riddell Inc., Delayed Draw Term Loan	(1,345)	03/29/2029	363,636
VBC Spine Opco LLC (DxTX Pain and Spine LLC), Revolver	161,290	06/14/2028	80,645
Total	$7,495,925		$7,719,425
Total Unfunded Commitments			$21,690,264

(a)	A voluntary withdrawal may be permitted at the General Partner's discretion with the General Partner's consent.
(b)	A voluntary withdrawal may be permitted with the General Partner's prior written consent.